Other accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other accounts receivable [Abstract]
Recoverable taxes	$ 306,327	$ 183,927
Services for port, maritime and other operations	93,692	161,037
Employees	4,698	4,466
Insurance claims	773	12,286
Others	16,280	48,718
Other accounts receivable	$ 421,770	$ 410,434